Allowance for Loan Losses - Schedule for Loan Losses (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Allowance for Loan Losses [Abstract]
Allowance for loan losses	$ 55,864	$ 71,878
Charge-offs	(13,743)	(31,214)
Recoveries	4,713	3,626
Provision	4,456	13,650
Allowance for loan losses	47,518	55,864
Ending balance: individually evaluated for impairment	9,593	17,007
Ending balance: collectively evaluated for impairment	32,219	31,611
Financing Receivable, Net [Abstract]
Ending balance	5,692,071	5,424,748
Ending balance: individually evaluated for impairment	101,960	138,075
Ending balance: collectively evaluated for impairment	5,187,130	4,705,159
Residential real estate
Allowance for Loan Losses [Abstract]
Allowance for loan losses	11,779	14,761
Charge-offs	(631)	(1,766)
Recoveries	233	279
Provision	(788)	1,043
Allowance for loan losses	8,342	11,779
Ending balance: individually evaluated for impairment	2,528	3,212
Ending balance: collectively evaluated for impairment	3,030	3,533
Financing Receivable, Net [Abstract]
Ending balance	879,971	885,245
Ending balance: individually evaluated for impairment	9,384	8,917
Ending balance: collectively evaluated for impairment	649,970	589,104
Commercial real estate
Allowance for Loan Losses [Abstract]
Allowance for loan losses	22,562	30,234
Charge-offs	(3,199)	(19,648)
Recoveries	1,470	689
Provision	(4,114)	10,925
Allowance for loan losses	16,884	22,562
Ending balance: individually evaluated for impairment	1,953	5,095
Ending balance: collectively evaluated for impairment	12,034	16,986
Financing Receivable, Net [Abstract]
Ending balance	2,057,456	1,926,828
Ending balance: individually evaluated for impairment	38,457	77,620
Ending balance: collectively evaluated for impairment	1,874,474	1,623,274
Commercial non real estate
Allowance for Loan Losses [Abstract]
Allowance for loan losses	11,222	18,979
Charge-offs	(5,380)	(3,636)
Recoveries	1,439	1,206
Provision	4,980	(5,427)
Allowance for loan losses	10,550	11,222
Ending balance: individually evaluated for impairment	3,909	5,594
Ending balance: collectively evaluated for impairment	6,641	3,897
Financing Receivable, Net [Abstract]
Ending balance	1,266,103	1,191,500
Ending balance: individually evaluated for impairment	28,298	27,527
Ending balance: collectively evaluated for impairment	1,224,035	1,136,611
Agriculture
Allowance for Loan Losses [Abstract]
Allowance for loan losses	9,296	6,906
Charge-offs	(2,429)	(4,069)
Recoveries	58	22
Provision	3,730	6,437
Allowance for loan losses	10,655	9,296
Ending balance: individually evaluated for impairment	1,152	3,016
Ending balance: collectively evaluated for impairment	9,503	6,280
Financing Receivable, Net [Abstract]
Ending balance	1,364,399	1,295,661
Ending balance: individually evaluated for impairment	25,655	23,719
Ending balance: collectively evaluated for impairment	1,319,343	1,240,281
Consumer
Allowance for Loan Losses [Abstract]
Allowance for loan losses	312	542
Charge-offs	(211)	(244)
Recoveries	156	396
Provision	(18)	(382)
Allowance for loan losses	264	312
Ending balance: individually evaluated for impairment	51	90
Ending balance: collectively evaluated for impairment	188	222
Financing Receivable, Net [Abstract]
Ending balance	89,899	100,803
Ending balance: individually evaluated for impairment	166	292
Ending balance: collectively evaluated for impairment	85,065	91,178
Other
Allowance for Loan Losses [Abstract]
Allowance for loan losses	693	456
Charge-offs	(1,893)	(1,851)
Recoveries	1,357	1,034
Provision	666	1,054
Allowance for loan losses	823	693
Ending balance: individually evaluated for impairment	0	0
Ending balance: collectively evaluated for impairment	823	693
Financing Receivable, Net [Abstract]
Ending balance	34,243	24,711
Ending balance: individually evaluated for impairment	0	0
Ending balance: collectively evaluated for impairment	34,243	24,711
Receivables acquired with deteriorated credit quality
Allowance for Loan Losses [Abstract]
Impairment of loans acquired with deteriorated credit quality	(3,772)	(2,076)
Allowance for loan losses	3,454	7,246
Financing Receivable, Net [Abstract]
Ending balance	162,139	226,308
Receivables acquired with deteriorated credit quality | Residential real estate
Allowance for Loan Losses [Abstract]
Impairment of loans acquired with deteriorated credit quality	(2,251)	(2,538)
Allowance for loan losses	2,784	5,034
Financing Receivable, Net [Abstract]
Ending balance	102,987	129,905
Receivables acquired with deteriorated credit quality | Commercial real estate
Allowance for Loan Losses [Abstract]
Impairment of loans acquired with deteriorated credit quality	165	362
Allowance for loan losses	645	481
Financing Receivable, Net [Abstract]
Ending balance	49,202	85,022
Receivables acquired with deteriorated credit quality | Commercial non real estate
Allowance for Loan Losses [Abstract]
Impairment of loans acquired with deteriorated credit quality	(1,711)	100
Allowance for loan losses	0	1,731
Financing Receivable, Net [Abstract]
Ending balance	6,361	8,179
Receivables acquired with deteriorated credit quality | Agriculture
Allowance for Loan Losses [Abstract]
Impairment of loans acquired with deteriorated credit quality	0	0
Allowance for loan losses	0	0
Financing Receivable, Net [Abstract]
Ending balance	1,746	0
Receivables acquired with deteriorated credit quality | Consumer
Allowance for Loan Losses [Abstract]
Impairment of loans acquired with deteriorated credit quality	25	0
Allowance for loan losses	25	0
Financing Receivable, Net [Abstract]
Ending balance	1,843	3,202
Receivables acquired with deteriorated credit quality | Other
Allowance for Loan Losses [Abstract]
Impairment of loans acquired with deteriorated credit quality	0	0
Allowance for loan losses	0	0
Financing Receivable, Net [Abstract]
Ending balance		0
Receivables acquired without deteriorated credit quality
Allowance for Loan Losses [Abstract]
Allowance for loan losses	2,252	0
Financing Receivable, Net [Abstract]
Ending balance	240,842	355,206
Receivables acquired without deteriorated credit quality | Residential real estate
Allowance for Loan Losses [Abstract]
Allowance for loan losses	0	0
Financing Receivable, Net [Abstract]
Ending balance	117,630	157,319
Receivables acquired without deteriorated credit quality | Commercial real estate
Allowance for Loan Losses [Abstract]
Allowance for loan losses	2,252	0
Financing Receivable, Net [Abstract]
Ending balance	95,323	140,912
Receivables acquired without deteriorated credit quality | Commercial non real estate
Allowance for Loan Losses [Abstract]
Allowance for loan losses	0	0
Financing Receivable, Net [Abstract]
Ending balance	7,409	19,183
Receivables acquired without deteriorated credit quality | Agriculture
Allowance for Loan Losses [Abstract]
Allowance for loan losses	0	0
Financing Receivable, Net [Abstract]
Ending balance	17,655	31,661
Receivables acquired without deteriorated credit quality | Consumer
Allowance for Loan Losses [Abstract]
Allowance for loan losses	0	0
Financing Receivable, Net [Abstract]
Ending balance	2,825	6,131
Receivables acquired without deteriorated credit quality | Other
Allowance for Loan Losses [Abstract]
Allowance for loan losses	0	0
Financing Receivable, Net [Abstract]
Ending balance		$ 0